PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT
Schedule of Property and equipment, net

Property and equipment, net is as follows (in millions):

	December 31,	December 31,
	2017	2016
Computer equipment	$43	$38
Capitalized software (including internally developed software)	177	150
Land, buildings and leasehold improvements	431	368
Land held for development	56	56
Furniture, fixtures and other equipment	72	52
Construction projects in progress	20	47
Other projects in progress	40	37
Total property and equipment	839	748
Less: accumulated depreciation and amortization	(223)	(168)
Total property and equipment, net	$616	$580